Trading properties (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Balance at beginning		$ 61,600	$ 48,029
Transfers from investment properties (Note 9)			13,617
Transfers from intangible assets (Note 12)		8,837	12,857
Disposals	[1]	(8,869)	(12,903)
Balance at ending		61,568	61,600
Completed Properties [Member]
Disclosure of financial assets [line items]
Balance at beginning		341	387
Transfers from investment properties (Note 9)
Transfers from intangible assets (Note 12)		8,837	12,857
Disposals	[1]	(8,869)	(12,903)
Balance at ending		309	341
Undeveloped Sites [Member]
Disclosure of financial assets [line items]
Balance at beginning		61,259	47,642
Transfers from investment properties (Note 9)			13,617
Transfers from intangible assets (Note 12)
Disposals	[1]
Balance at ending		$ 61,259	$ 61,259

[1]	As of June 30, 2018 and 2017 the sales properties costs were charged to "Costs" in the Statements of Comprehensive Income. (Note 25)